Financial expense, net (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Financial income [Abstract]
Interest income from loans and credits		$ 1,549	$ 6,124
Interest rate gains on derivatives: cash flow hedges		299	288
Total		1,848	6,413
Financial expenses [Abstract]
Expenses due to interest - Loans from credit entities		(180,898)	(186,769)
Expenses due to interest - Other debts		(51,167)	(56,578)
Interest rate losses on derivatives: cash flow hedges		(44,935)	(46,092)
Total		(277,000)	(289,439)
Other financial income / (expenses) [Abstract]
Other financial income		35,355	162,984
Other financial losses		(13,671)	(100,387)
Total		21,684	$ 62,597
Kaxu [Member]
Other financial income / (expenses) [Abstract]
Income for non-monetary change to fair value of derivatives		5,600
Kaxu [Member] | Notes Conversion Option [Member]
Other financial income / (expenses) [Abstract]
Income for non-monetary change to fair value of derivatives		$ 13,900
Solana [Member]
Other financial income / (expenses) [Abstract]
Other financial income	$ 145,000
Helios 1 & 2 [Member]
Other financial income / (expenses) [Abstract]
Other financial losses	$ (72,000)